Short-Term and Long-Term Debt (Details Textual)				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2011 Euro Medium Term Notes Maturing Serially Through 2010 To 2013 [Member] USD ($)	Mar. 31, 2011 Euro Medium Term Notes Maturing Serially Through 2010 To 2013 [Member] JPY (¥)	Mar. 31, 2010 Euro Medium Term Notes Maturing Serially Through 2010 To 2013 [Member] JPY (¥)	Mar. 31, 2011 Banks, insurance companies and other financial institutions, maturing serially through 2011-2025, weighted-average rate 3.3% [Member]	Mar. 31, 2011 Euro Medium-Term Notes maturing serially through 2010-2015, weighted-average rate 1.0% [Member]	Mar. 31, 2011 1.66% Unsecured Bonds due 2012	Mar. 31, 2011 0.85% Unsecured Bonds due 2012	Mar. 31, 2011 1.53% Unsecured Bonds due 2013 [Member]	Mar. 31, 2011 1.19% Unsecured Bonds due 2014 [Member]	Mar. 31, 2011 Commercial Paper [Member] USD ($)	Mar. 31, 2011 Commercial Paper [Member] JPY (¥)
Short-Term and Long-Term Debt (Textuals) [ Abstract]
Euro Medium-Term Note Program				$ 1,000,000,000
Increased amount of Euro Medium-Term Note Program				1,200,000,000
Issued Euro Medium-Term Note				173,819,000	14,427,000,000	25,856,000,000
Interest rate on debt							3.30%	1.00%	1.66%	0.85%	1.53%	1.19%
Line of Credit Facility (Textuals) [Abstract]
Committed to credit lines totaling/commercial paper program		42,660,000,000	513,976,000										1,445,783,000	120,000,000,000
Unused committed to credit lines totaling/commercial paper program		17,562,000,000	211,590,000										1,445,783,000	120,000,000,000
Additional Short-Term and Long-Term Debt (Textuals) [Abstract]
Weighted-average annual interest rates to short-term debt outstanding	3.70%	3.70%	1.90%
Maximum borrowing capacity under program to issue variable term bonds	1,204,819,000	100,000,000,000
Market value adjustments related to long term debt	$ 100,265,000	¥ 8,322,000,000